UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22280

Goldman Sachs Credit Strategies Fund

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – 29.3%
Senior Term Loans(a) – 9.3%
Aerospace/Defense – 0.7%
Flying Fortress, Inc. (BBB-/Ba2)
$4,050,000	5.000%	06/30/17	$ 4,080,375

Automotive – 0.1%
Allison Transmission, Inc. (BB-/Ba3)
493,986	3.710	08/07/17	496,659

Chemicals – 0.1%
PetroLogistics LP (B/B1)
684,825	7.000	03/23/17	692,529

Consumer Cyclical Services – 1.3%
Cunningham Lindsey Group, Inc. (B/Ba3)
1,750,000	5.000	10/29/19	1,760,937
First Data Corp. (B+/B1)
4,785,000	5.211	09/24/18	4,685,903
Sabre, Inc. (B/B1)
482,441	5.962	09/29/17	485,282

			6,932,122

Consumer Products – 0.4%
ACCO Brands Corp. (BB+/Baa1)
1,454,401	4.250	04/30/19	1,465,308
Schaeffler AG (B/B2)
715,000	6.000	01/27/17	720,463

			2,185,771

Energy - Exploration & Production – 0.8%
Samson Investment Co. (B-/B3)
3,382,000	6.000	09/19/18	3,411,593
Venoco, Inc. (B+/B1)
700,000	8.500	06/30/17	711,375

			4,122,968

Finance – 1.3%
Springleaf Finance Corp. (CCC+/B3)
7,034,000	5.500	05/10/17	6,987,505

Gaming – 0.1%
MGM Resorts International (BB/Ba2)
720,000	4.250	12/20/19	727,020

Health Care - Medical Products – 0.3%
Bausch & Lomb, Inc. (B+/B1)
1,741,250	5.250	05/17/19	1,753,683

Health Care - Services – 0.6%
HCA, Inc. (BB/Ba3)
2,995,000	3.561	03/31/17	3,002,008

Metals & Mining – 0.2%
FMG America Finance, Inc. (BB+/Ba1)
1,182,038	5.250	10/18/17	1,190,903

Pharmaceuticals – 0.3%
Patheon, Inc. (B+/B3)
1,780,000	0.000	12/06/19	1,771,100

Principal Amount		Interest Rate		Maturity Date	Value
Secured Debt Obligations – (continued)
Senior Term Loans(a) – (continued)
Real Estate Investment Trust – 0.7%
iStar Financial, Inc. (B+/B2)
	$3,934,053	5.750%		09/28/17	$ 3,960,293

Retailers – 2.4%
Burlington Coat Factory Warehouse Corp. (B-/B3)
	3,500,000	5.500		02/23/17	3,524,360
Magic NewCo. LLC (B+/Ba3)
	2,334,150	7.250		12/12/18	2,354,574
National Vision, Inc. (BB-/B1)
	2,312,525	7.000		08/02/18	2,335,650
Neiman-Marcus Group, Inc. (B+/B2)
	4,742,000	4.750		05/16/18	4,743,186

					12,957,770

TOTAL SENIOR TERM LOANS					$ 50,860,706

Other Secured Debt Obligations – 20.0%
Airlines(b)(c) – 0.1%
Air Canada (B+/B2)
	423,000	9.250		08/01/15	444,150

Automotive(b)(c) – 0.2%
Pittsburgh Glass Works LLC (B+/B2)
	1,236,000	8.500		04/15/16	1,137,120

Chemicals(b)(c) – 0.6%
Taminco Global Chemical Corp. (B-/Caa1)
	3,042,000	9.750		03/31/20	3,327,188

Consumer Cyclical Services(b)(c) – 0.6%
First Data Corp. (B+/B1)
	1,626,000	7.375		06/15/19	1,686,975
	1,722,000	6.750		11/01/20	1,743,525

					3,430,500

Entertainment(c) – 1.5%
MU Finance PLC (NR/NR)
	6,270,087	8.375	(b)	02/01/17	6,803,044
GBP	871,000	8.750		02/01/17	1,542,237

					8,345,281

Finance(b)(c) – 0.4%
International Lease Finance Corp. (BBB-/Ba2)
	$2,113,000	6.750		09/01/16	2,387,690

Gaming(c) – 3.7%
Caesars Entertainment Operating Co., Inc. (B/B2)
	15,304,000	11.250		06/01/17	16,375,280
Yonkers Racing Corp. (B+/B1)(b)
	3,629,000	11.375		07/15/16	3,901,175

					20,276,455

Health Care - Medical Products(b)(c) – 1.2%
DJO Finance LLC/DJO Finance Corp. (B-/B3)
	5,921,000	8.750		03/15/18	6,542,705

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Secured Debt Obligations – (continued)
Other Secured Debt Obligations – (continued)
Health Care - Services – 3.4%
HCA, Inc. (BB/Ba3)(c)
	$15,484,000	7.875%		02/15/20	$ 17,264,660
Tenet Healthcare Corp. (B+/B1)(b)(c)
	1,217,000	4.750		06/01/20	1,232,212
US Oncology, Inc. (NR/NR)(d)
	5,876,000	9.125		08/15/17	110,175

					18,607,047

Lodging(c) – 1.7%
Felcor Lodging LP (B-/B2)
	6,531,000	10.000		10/01/14	7,526,977
	2,000,000	5.625	(b)	03/01/23	2,002,500

					9,529,477

Media - Cable(b)(c) – 0.5%
LBI Media, Inc. (CCC/Caa1)
	2,665,000	9.250		04/15/19	2,498,438

Media - Non Cable(b)(c) – 0.8%
Univision Communications, Inc. (B+/B2)
	4,348,000	6.875		05/15/19	4,521,920

Packaging(c) – 2.1%
Albea Beauty Holdings SA (B+/B2)
	2,931,000	8.375	(b)	11/01/19	3,063,820
EUR	834,000	8.750		11/01/19	1,166,889
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. (B+/Ba3)(b)
	1,902,000	7.375		10/15/17	2,749,048
Reynolds Group Issuer, Inc. (B+/B1)(b)
	$4,083,000	5.750		10/15/20	4,210,594

					11,190,351

Paper(c) – 0.5%
Resolute Forest Products, Inc. (BB/Ba3)
	2,137,000	10.250		10/15/18	2,446,865

Services Cyclical - Rental Equipment(c) – 1.3%
Hertz Holdings Netherlands BV (B+/B1)
EUR	4,880,000	8.500		07/31/15	6,924,462

Tobacco(c) – 1.4%
Vector Group Ltd. (B+/Ba3)
	$7,084,000	11.000		08/15/15	7,376,215

TOTAL OTHER SECURED DEBT OBLIGATIONS					$ 108,985,864

TOTAL SECURED DEBT OBLIGATIONS					$ 159,846,570

Principal Amount	Interest Rate		Maturity Date	Value
Unsecured Debt Obligations – 56.8%
Automotive(c) – 0.4%
Visteon Corp. (B+/B2)
$2,157,000	6.750%		04/15/19	$ 2,302,597

Brokerage(c) – 3.7%
E*Trade Financial Corp. (B-/B2)
8,050,000	6.750		06/01/16	8,452,500
6,644,000	6.000		11/15/17	6,793,490
4,556,000	6.375		11/15/19	4,658,510

				19,904,500

Consumer Cyclical Services(c) – 1.0%
BakerCorp International, Inc. (NR/Caa1)
541,000	8.250		06/01/19	541,000
Heckmann Corp. (B/B3)
1,534,000	9.875		04/15/18	1,583,855
873,000	9.875	(b)	04/15/18	901,372
iPayment, Inc. (CCC+/B3)
2,028,000	10.250		05/15/18	1,652,820
Service Corp. International/US (BB-/Ba3)
853,000	4.500		11/15/20	867,928

				5,546,975

Consumer Products(b)(c) – 0.2%
ADS Waste Holdings, Inc. (CCC+/Caa1)
1,055,000	8.250		10/01/20	1,107,750

Distributors(c) – 0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp. (NR/Ba2)
1,444,000	6.750		05/20/20	1,584,790

Electric(c)(d) – 0.6%
Midwest Generation LLC (D/Caa1)
3,564,140	8.560		01/02/16	3,475,036

Energy - Exploration & Production(c) – 23.2%
Aurora USA Oil & Gas, Inc. (CCC+/Caa1)(b)
1,021,000	9.875		02/15/17	1,092,470
BreitBurn Energy Partners LP (B/B3)(b)
3,237,000	7.875		04/15/22	3,354,341
Carrizo Oil & Gas, Inc. (B-/B3)
5,507,000	8.625		10/15/18	5,947,560
826,000	7.500		09/15/20	850,780
Chesapeake Energy Corp. (BB-/Ba3)
9,004,000	9.500		02/15/15	10,163,265
Comstock Resources, Inc. (B-/B3)
425,000	9.500		06/15/20	455,813
EV Energy Partners LP (B-/B3)
1,075,000	8.000		04/15/19	1,134,125
Kodiak Oil & Gas Corp. (B-/B3)
1,748,000	8.125		12/01/19	1,931,540
Legacy Reserves LP/Finance Corp. (B-/Caa1)(b)
1,589,000	8.000		12/01/20	1,620,780
Lone Pine Resources Canada Ltd. (CCC+/Caa2)
2,488,000	10.375		02/15/17	2,338,720
Magnum Hunter Resources Corp. (CCC/Caa1)(b)
6,964,000	9.750		05/15/20	7,155,510

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Unsecured Debt Obligations – (continued)
Energy - Exploration & Production(c) – (continued)
Newfield Exploration Co. (BB+/Ba2)
	$1,339,000	6.875%		02/01/20	$ 1,439,425
Northern Oil and Gas, Inc. (B-/Caa1)
	649,000	8.000		06/01/20	661,980
Oasis Petroleum, Inc. (B/B3)
	866,000	6.500		11/01/21	920,125
Oil States International, Inc. (BB+/Ba3)(b)
	527,000	5.125		01/15/23	529,635
PetroBakken Energy Ltd. (CCC+/Caa1)(b)
	22,750,000	8.625		02/01/20	23,091,250
Petrohawk Energy Corp. (BBB+/Baa3)
	216,000	7.250		08/15/18	243,810
	6,389,000	6.250		06/01/19	7,251,515
Plains Exploration & Production Co. (B/B1)
	4,762,000	8.625		10/15/19	5,404,870
	759,000	7.625		04/01/20	846,285
	12,053,000	6.500		11/15/20	13,288,432
Quicksilver Resources, Inc. (CCC/Caa1)
	3,636,000	7.125		04/01/16	2,908,800
Resolute Energy Corp. (B-/B3)(b)
	3,443,000	8.500		05/01/20	3,468,823
Samson Investment Co. (B-/B3)
	10,877,000	9.750	(b)	02/15/20	11,502,427
	325,000	9.750		02/15/20	343,688
SandRidge Energy, Inc. (B/B2)(b)
	1,074,000	8.000		06/01/18	1,138,440
Swift Energy Co. (B+/B3)
	3,016,000	7.125		06/01/17	3,106,480
	2,149,000	8.875		01/15/20	2,337,038
	5,074,000	7.875		03/01/22	5,327,700
	1,015,000	7.875	(b)	03/01/22	1,065,750
Trilogy Energy Corp. (B/NR)(b)
CAD	2,021,000	7.250		12/13/19	2,074,943
Vanguard Natural Resourses LLC/VNR Finance Corp. (B/Caa1)
	$1,926,000	7.875		04/01/20	1,993,410
Venoco, Inc. (CCC+/Caa1)
	1,696,000	8.875		02/15/19	1,585,760

					126,575,490

Energy - Independent(c) – 1.5%
QR Energy LP/QRE Finance Corp. (B-/Caa1)
	4,932,000	9.250		08/01/20	5,178,600
Rosetta Resources, Inc. (BB-/B3)
	2,882,000	9.500		04/15/18	3,199,020

					8,377,620

Finance – 14.1%
Ally Financial, Inc. (B+/B1)(c)(e)
	1,380,000	0.000		06/15/15	1,255,800
CIT Group, Inc. (BB-/Ba3)(c)
	4,868,000	5.000		05/15/17	5,160,080
	17,816,000	4.250		08/15/17	18,395,020
	3,395,000	5.500	(b)	02/15/19	3,683,575
GMAC International Finance BV (B+/B1)
EUR	5,873,000	7.500		04/21/15	8,489,293
International Lease Finance Corp. (BBB-/Ba3)
	$1,169,000	5.250		01/10/13	1,169,000
	2,970,000	4.875		04/01/15	3,081,375
	9,009,000	8.625		09/15/15	10,135,125
	689,000	5.750		05/15/16	725,172
National Money Mart Co. (B+/B2)(c)
	7,169,000	10.375		12/15/16	7,903,822
Nationstar Mortgage LLC (NR/B2)(b)(c)
	1,980,000	7.875		10/01/20	2,093,850

Principal Amount	Interest Rate		Maturity Date	Value
Unsecured Debt Obligations – (continued)
Finance – (continued)
SLM Corp. (BBB-/Ba1)(c)
$5,519,000	6.250%		01/25/16	$ 6,004,706
2,553,000	4.625		09/25/17	2,620,322
5,159,000	8.000		03/25/20	5,904,671

				76,621,811

Food & Drug Retailers(c) – 0.2%
Rite Aid Corp. (CCC/Caa2)
915,000	9.500		06/15/17	953,888

Health Care - Medical Products(c) – 3.4%
Alere, Inc. (CCC+/Caa1)
6,203,000	9.000		05/15/16	6,544,165
Alere, Inc. (B-/B3)
2,482,000	7.250	(b)	07/01/18	2,494,410
Bausch & Lomb, Inc. (B/Caa1)
8,322,000	9.875		11/01/15	8,571,660
DJO Finance LLC/DJO Finance Corp. (CCC+/Caa1)(b)
955,000	9.875		04/15/18	983,650

				18,593,885

Health Care - Services(c) – 4.9%
DaVita HealthCare Partners, Inc. (B/B2)
7,277,000	6.375		11/01/18	7,804,582
259,000	6.625		11/01/20	281,663
3,004,000	5.750		08/15/22	3,161,710
LifePoint Hospitals, Inc. (BB-/Ba1)
430,000	6.625		10/01/20	464,400
Tenet Healthcare Corp. (B+/B1)
13,597,000	8.875		07/01/19	15,160,655

				26,873,010

Media - Cable(b)(c) – 0.0%
DISH DBS Corp. (BB-/Ba2)
85,000	5.000		03/15/23	85,425

Media - Non Cable(c) – 0.3%
Gray Television, Inc. (CCC+/Caa2)(b)
583,000	7.500		10/01/20	594,660
Lamar Media Corp. (BB-/B1)
519,000	5.875		02/01/22	564,413
LIN Television Corp. (B-/B3)
426,000	8.375		04/15/18	466,470

				1,625,543

Metals & Mining(b)(c) – 0.8%
Molycorp, Inc. (CCC+/B3)
4,833,000	10.000		06/01/20	4,482,607

Packaging(c) – 0.2%
Silgan Holdings, Inc. (BB-/Ba2)
946,000	5.000		04/01/20	981,475

Paper(c) – 0.2%
Xerium Technologies, Inc. (B/B3)
1,047,000	8.875		06/15/18	942,300

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Unsecured Debt Obligations – (continued)
Pharmaceuticals(c) – 0.0%
Grifols, Inc. (B+/B2)
$60,000	8.250%	02/01/18	$ 66,300

Pipelines(c) – 1.1%
Copano Energy LLC/ Copano Energy Finance Corp. (B/B1)
2,712,000	7.750	06/01/18	2,867,940
2,764,000	7.125	04/01/21	2,964,390

			5,832,330

Retailers(c) – 0.4%
Burlington Coat Factory Warehouse Corp. (CCC/Caa1)
2,144,000	10.000	02/15/19	2,310,160

Telecommunications - Wirelines(c) – 0.3%
Cincinnati Bell, Inc. (B/B1)
1,241,000	8.250	10/15/17	1,337,178

TOTAL UNSECURED DEBT OBLIGATIONS			$ 309,580,670

Convertible Debt Obligations – 0.2%
Food & Drug Retailers(d) – 0.0%
Great Atlantic & Pacific Tea Co., Inc. (NR/BB)
$3,743,000	5.125%	06/15/11	$ —
1,375,000	6.750 (c)	12/15/12	—

			—

Noncaptive - Financial(c)(f) – 0.2%
DFC Global Corp. (NR/NR)
950,000	2.875	06/30/27	991,629

TOTAL CONVERTIBLE DEBT OBLIGATIONS			$ 991,629

Municipal Debt Obligation – 0.3%
New Jersey – 0.3%
New Jersey Economic Development Authority RB for Continental Airlines, Inc. Project Series 1999 (B/B3)
$1,730,000	4.875%	09/15/19	$ 1,771,070

Shares	Description	Value
Private Common Equity(g) – 0.3%
Capital Markets – 0.3%
97,905	DeepOcean Group Holding (NR/NR)	1,566,480

Shares	Rate	Value
Preferred Stocks – 1.6%
Ally Financial, Inc.
8,894	7.000%	$ 8,735,298

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$ 482,491,717

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 6.7%
Repurchase Agreement – 6.7%
Joint Repurchase Agreement Account II
$36,700,000	0.221%	01/02/13	$ 36,700,000

TOTAL INVESTMENTS – 95.2%			$ 519,191,717

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.8%			26,432,297

NET ASSETS – 100.0%			$ 545,624,014

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2012. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $120,773,772, which represents approximately 22.1% of net assets as of December 31, 2012..

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security is currently in default and/or non-income producing.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Represents a restricted security acquired on May 26, 2011 at a cost of $2,045,096.

(h)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
NR	— Not Rated
RB	— Revenue Bond

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Citibank NA	USD/CAD	06/12/13	$2,854,601	$24,827

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA	USD/EUR	03/14/13	$16,873,511	$(377,555)
	USD/EUR	04/16/13	9,215,602	(163,169)
	USD/EUR	05/23/13	270,949	(4,260)
	USD/GBP	03/14/13	4,750,408	(41,012)

TOTAL				$(585,996)

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
Counterparty	Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Citibank NA	$2,500	05/17/17	3 month LIBOR	1.101%	$(45,992)
	2,150	10/31/17	3 month LIBOR	0.841	(6,891)
	66,970	11/02/17	3 month LIBOR	0.850	(234,529)
	22,325	11/05/17	3 month LIBOR	0.830	(52,708)

TOTAL					$(340,120)

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) of the swap contracts is equal to their market value.

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2012(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Citibank NA	SLM Corp., 6.250, 1/25/16	$1,810	5.000%	06/20/17	3.083%	$19,839	$126,407
	International Lease Finance Corp., 8.250, 12/15/20	1,060	5.000	12/20/17	3.433	83,239	(8,674)
Credit Suisse First Boston Corp.	SLM Corp., 6.250, 1/25/16	1,350	5.000	06/20/17	3.083	(4,835)	113,913
	Fiat Finance North America, Inc., 5.625, 6/12/17	2,430	5.000	09/20/17	6.140	(384,861)	244,863
	SLM Corp., 6.250, 1/25/16	1,200	5.000	09/20/17	3.190	42,830	52,886
JPMorgan Securities, Inc.	SLM Corp., 6.250, 1/25/16	1,720	5.000	12/20/17	3.285	125,473	10,006

TOTAL						$(118,315)	$539,401

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$510,162,682

Gross unrealized gain	11,839,564
Gross unrealized loss	(2,810,529)

Net unrealized security gain	$9,029,035

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investment. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities, for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Senior Term Loans — Senior Term Loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). Investments in Loans are in the form either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). A Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement.

Certain Loans may have commitment provision, whereby a Fund commits to fund a predetermined amount of capital to the borrower over a specified time. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a Senior Term Loan.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

ii. Swap Contracts — Swaps are marked to market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2012:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Secured Debt Obligations	$—	$159,846,570	$—
Unsecured Debt Obligations	—	309,580,670	—
Convertible Debt Obligations	—	991,629	—
Municipal Debt Obligations	—	1,771,070	—
Common Stock and/or Other Equity Investments	—	8,735,298	1,566,480
Short-term Investments	—	36,700,000	—
Total	$—	$517,625,237	$1,566,480

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$24,827	$—
Credit Default Swap Contracts	—	548,075	—
Total	$—	$572,902	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(585,996)	$—
Interest Rate Swap Contracts	—	(340,120)	—
Credit Default Swap Contracts	—	(8,674)	—
Total	$—	$(934,790)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2012, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 2, 2013, as follows:

Fund Name	Principal Amount	Maturity Value	Collateral Allocation Value
Credit Strategies	$36,700,000	$36,700,451	$37,546,761

REPURCHASE AGREEMENTS — At December 31, 2012, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.220%	$17,833,899
Credit Suisse Securities LLC	0.200	6,510,303
Deutsche Bank Securities, Inc.	0.250	1,093,433
JPMorgan Securities LLC	0.250	4,701,764
Wells Fargo Securities LLC	0.220	6,560,601
TOTAL		$36,700,000

At December 31, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal National Mortgage Association	3.000 to 6.000%	11/01/25 to 01/01/43
Government National Mortgage Association	3.000 to 4.500	01/15/41 to 11/15/42
U.S. Treasury Notes	0.250 to 4.000	03/15/13 to 05/31/18

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transaction defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than “diversified” mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Goldman Sachs Credit Strategies Fund

By (Signature and Title)*	/s/ JAMES A. McNAMARA
James A. McNamara
President/Principal Executive Officer

Date February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA
James A. McNamara
President/Principal Executive Officer

Date February 22, 2013

By (Signature and Title)*	/s/ GEORGE F. TRAVERS
George F. Travers
Principal Financial Officer

Date February 22, 2013

* Print the name and title of each signing officer under his or her signature.